Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest and similar income	£ 36,189	£ 38,326	£ 35,075
Interest and similar expense	(21,688)	(25,390)	(22,366)
Net interest income	14,501	12,936	12,709
Fee and commission income	11,282	10,847	10,121
Fee and commission expense	(3,784)	(3,600)	(3,592)
Net fee and commission income	7,498	7,247	6,529
Net trading income	7,042	5,768	5,945
Net investment income	10	216	61
Gain on acquisition	0	556	0
Other income	89	65	134
Total income	29,140	26,788	25,378
Staff costs	(10,607)	(9,876)	(10,017)
Infrastructure costs	(3,704)	(3,549)	(4,095)
Administration and general expenses	(2,729)	(2,770)	(2,602)
UK regulatory levies	(313)	(320)	(180)
Litigation and conduct	(392)	(220)	(37)
Operating expenses	(17,745)	(16,735)	(16,931)
Share of post-tax results of associates and joint ventures	66	37	(9)
Loss on disposal of subsidiaries, associates and joint ventures	(43)	0	0
Profit before impairment	11,418	10,090	8,438
Credit impairment charges	(2,279)	(1,982)	(1,881)
Profit before tax	9,139	8,108	6,557
Taxation	(1,926)	(1,752)	(1,234)
Profit after tax	7,213	6,356	5,323
Attributable to:
Ordinary equity holders	6,175	5,316	4,274
Other equity instrument holders	997	991	985
Total equity holders of the parent	7,172	6,307	5,259
Non-controlling interests	41	49	64
Profit after tax	£ 7,213	£ 6,356	£ 5,323
Earnings per share
Basic earnings per ordinary share (in GBP per share)	£ 0.438	£ 0.360	£ 0.277
Diluted earnings per ordinary share (in GBP per share)	£ 0.423	£ 0.348	£ 0.269